Basis of Accounting - Additional Information (Detail) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Name of ultimate parent of group					mCloud
Net loss for the year	$ 11,611,709	$ 9,000,411	$ 22,634,830	$ 18,752,020	$ 44,699,313	$ 34,860,963	$ 27,894,834
Net cash used in operating activities			(16,149,906)	(12,954,894)	(28,329,771)	(24,855,800)	$ (15,988,223)
Working capital deficit	44,054,559		44,054,559		42,108,177
Current borrowings	3,679,631		3,679,631		3,460,109	976,779
Trade and other current payables	16,343,347		16,343,347		12,421,309	12,924,256
Current lease liabilities	$ 554,895		$ 554,895		$ 410,674	$ 835,472
Adjusted amount		$ 945,470		$ 1,597,134
Earnings per share basic and diluted attributable to parent	$ 0.5	$ 0.88	$ 1.1	$ 1.89	$ 3.76	$ 5.01	$ 6.97
Accumulative other comprehensive income	$ 291,811		$ 291,811		$ 1,227,269	$ 1,435,384
Deficit	(146,501,130)		(146,501,130)		(128,671,898)	(83,909,198)
Non-controlling interest	(2,256,921)		(2,256,921)		2,495,288	2,293,246
Net income loss attributable to parent	(8,051,662)	$ (8,930,312)	(17,829,232)	$ (19,201,037)	(44,762,700)	(36,447,551)	$ (28,484,890)
Net income loss attributable to non controlling interest	(3,560,047)	$ (70,099)	$ (4,805,598)	449,017	63,387	1,586,588	590,056
Reclassification Of Cost of Sales [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Amount of reclassifications or changes in presentation				(539,776)
Reclassification Of Sales, Wages and Benefits [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Amount of reclassifications or changes in presentation				749,688
Reclassification Of Professional and Consulting Fees [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Amount of reclassifications or changes in presentation				$ (209,912)
Going Concern Assessment [Member] | Term Loan [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, Maturity			the repayment of the term loan in full on or before October 31, 2022 (Note 8);
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Earnings per share basic and diluted attributable to parent		$ 0.88		$ 1.89
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Earnings per share basic and diluted attributable to parent		$ 0.75		$ 1.73
Not later than one year [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Trade and other current payables	16,343,347		$ 16,343,347		12,421,309
Current lease liabilities	1,408,243		1,408,243		1,000,000
Not later than one year [member] | Two Thousand And Nineteen Convertible Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	23,652,979		23,652,979		23,457,500
Not later than one year [member] | Short-term borrowings [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	$ 12,721,061		$ 12,721,061		11,763,697
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Accumulative other comprehensive income		$ (102,247)		$ (102,247)	(344,729)	(234,212)
Deficit					(1,344,175)	(1,777,168)
Non-controlling interest		$ 102,247		$ 102,247	$ (999,446)	$ (1,542,956)
Reclassification Between Accumulated Other Comprehensive Income Non Controlling Interest And Accumulated Deficit [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Accumulative other comprehensive income							22,877
Deficit							(1,354,452)
Non-controlling interest							$ (1,377,329)
Reclassification Between Income Loss Attributable To Parent And Non Controlling Interest [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Earnings per share basic and diluted attributable to parent					$ 0.03	$ (0.06)	$ (0.33)
Net income loss attributable to parent					$ 432,993	$ (422,716)	$ (1,354,452)
Net income loss attributable to non controlling interest					$ (432,993)	$ 422,716	$ (1,354,452)